Consolidated Statements Of Common Shareholders' Equity (Deficit) And Noncontrolling Interest - USD ($) $ in Thousands	Total	Paid In Capital [Member]	Accumulated Deficit [Member]	Cumulative Preferred Stock Of Subsidiary [Member]	Indianapolis Power And Light Company [Member]	Indianapolis Power And Light Company [Member] Corporate Stocks - Common [Member]	Indianapolis Power And Light Company [Member] Paid In Capital [Member]	Indianapolis Power And Light Company [Member] Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2012	$ (3,219)	$ 11,811	$ (15,030)	$ 59,784	$ 786,235	$ 324,537	$ 13,536	$ 448,162
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income applicable to common stock	60,836		60,836	3,213	93,339
Net income	64,049				96,552			96,552
Preferred stock dividends				(3,213)	(3,213)			(3,213)
Cash dividends declared on common stock					(90,150)			(90,150)
Distributions to AES	(59,500)		(59,500)
Contributions from AES	49,091	49,091			49,091		49,091
Other	566	566			546		546
Ending Balance at Dec. 31, 2013	47,774	61,468	(13,694)	59,784	839,061	324,537	63,173	451,351
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income applicable to common stock	74,755		74,755	3,213	106,315
Net income	77,968				109,528			109,528
Preferred stock dividends				(3,213)	(3,213)			(3,213)
Cash dividends declared on common stock					(127,400)			(127,400)
Distributions to AES	(78,400)		(78,400)
Contributions from AES	106,400	106,400			106,400		106,400
Other	742	742			733		733
Ending Balance at Dec. 31, 2014	151,271	168,610	(17,339)	59,784	925,109	324,537	170,306	430,266
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income applicable to common stock	56,311		56,311	3,213	98,708
Net income	59,524				101,921			101,921
Preferred stock dividends				(3,213)	(3,213)			(3,213)
Cash dividends declared on common stock					(113,747)			(113,747)
Distributions to AES	(69,487)		(69,487)
Issuance of common stock	214,366	214,366
Contributions from AES					214,364		214,364
Other	472	472			470		470
Ending Balance at Dec. 31, 2015	$ 352,933	$ 383,448	$ (30,515)	$ 59,784	$ 1,124,904	$ 324,537	$ 385,140	$ 415,227